LEASES - Information related to operating lease activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease rental expense
Amortization of right-of-use assets	$ 203,298	$ 216,305	$ 283,276
Expense for short-term leases within 12 months	23,734	13,514	34,729
Interest of lease liabilities	12,613	12,100	20,259
Total operating lease rental expense	$ 239,645	$ 241,919	$ 338,264